Long-Term Debt	12 Months Ended
Dec. 31, 2016
Long-term Debt [Abstract]
LONG-TERM DEBT

26. LONG-TERM DEBT

Emera’s long-term debt includes the issuances detailed below. Bonds, notes and debentures are at fixed interest rates and are unsecured unless noted below. Included are certain bankers’ acceptances and commercial paper where the Company has the intention and the unencumbered ability to refinance the obligations for a period greater than one year.

Long-term debt as at December 31, including the debt assumed on the acquisition of TECO Energy, consisted of the following:

millions of Canadian dollars	Weighted Average Interest Rate 2016 (1)	Weighted Average Interest Rate 2015 (1)	Maturity	2016	2015
Emera
Bankers acceptances, LIBOR loans	Variable	Variable	2020	$30	$240
Unsecured fixed rate notes	3.50%	3.85%	2019-2023	725	475
Fixed to floating subordinated notes (USD) (2)	6.75%	-	2076	1,611	-
				$2,366	$715
Emera US Finance LP
Unsecured senior notes (USD) (2)	3.60%	-	2019 - 2046	$4,364	$-
				4,364	-
TECO Finance (3)
Variable rate notes (USD)	Variable	-	2018	$336	$-
Fixed rate notes and bonds (USD)	5.86%		2017 - 2020	805	-
				$1,141	$-
Tampa Electric (4)
Fixed rate notes and bonds (USD)	4.90%	-	2018 - 2045	$2,579	$-
				$2,579	$-
PGS
Fixed rate notes and bonds (USD)	5.06%	-	2018 - 2045	$351	$-
				$351	$-
NMGC
Fixed rate notes and bonds (USD)	4.53%	-	2021 - 2026	$363	$-
				$363	$-
NMGI
Fixed rate notes and bonds (USD)	3.41%	-	2019 - 2024	$269	$-
				$269	$-
NSPI
Commercial paper	Variable	Variable	2020	$264	$369
Medium term fixed rate notes	5.73%	5.73%	2019 - 2097	1,965	1,965
Fixed rate debenture	9.75%	9.75%	2019	95	95
Capital lease obligations	4.80%	4.58%	2019	-	1
				$2,324	$2,430
Emera Maine
LIBOR loans and demand loans	Variable	Variable	2019	$32	$32
Secured fixed rate mortgage bonds (USD)	9.74%	9.74%	2020-2022	67	69
Unsecured senior fixed rate notes (USD)	4.28%	4.31%	2017-2044	281	296
				$380	$397
EBP
Senior secured credit facility	3.08%	3.08%	2019	$248	$249
				$248	$249
GBPC
Unsecured amortizing fixed rate notes (USD)	3.62%	3.62%	2021-2022	$63	$77
Unsecured senior notes (USD)	7.07%	7.07%	2020-2023	67	68
				$130	$145
BLPC & ECI
Secured fixed rate senior notes (5)	5.65%	5.64%	2020 - 2028	$81	$89
Secured senior notes (USD) (6)	Variable	-	2021	201	-
				$282	$89
Adjustments
Fair market value adjustment - TECO Energy acquisition (7)				$58	$-
Debt issuance costs				(111)	(16)
Amount due within one year				(476)	(274)
				$(529)	$(290)
Long-Term Debt				$14,268	$3,735
(1) Weighted average interest rate of fixed rate long-term debt.
(2) See below for details on the long-term debt related to the acquisition of TECO Energy.
(3) TECO Energy is a full and unconditional guarantor of TECO Finance’s securities, and no subsidiaries of TECO Energy guarantee TECO Finance’s securities.
(4) A substantial part of Tampa Electric’s tangible assets are pledged as collateral to secure its first mortgage bonds. There are currently no bonds outstanding under Tampa Electric’s first mortgage bond indenture.
(5) Notes are issued and payable in either USD, BBD or East Caribbean Dollar (XCD).
(6) See below for details on the long-term debt issued by ECI in November, 2016.
(7) On acquisition of TECO Energy, Emera recorded a fair market value adjustment on the unregulated long-term debt acquired. The fair market value adjustment is amortized over the remaining term of the debt.

The Company’s total long-term revolving credit facilities, outstanding borrowings and available capacity as at December 31 were as follows:

millions of Canadian dollars	Maturity	2016	2015
Emera – revolving credit facility (1)	June 2020	$700	$700
NSPI - revolving credit facility (1)	October 2020	600	500
Emera Maine – revolving credit facility	September 2019	107	111
BLPC – revolving credit facility	2017-2021	26	26
Total		1,433	1,337
Less:
Borrowings under credit facilities		326	641
Letters of credit issued inside credit facilities		37	33
Use of available facilities		363	674
Available capacity under existing agreements		$1,070	$663
(1) Advances on the revolving credit facility can be made by way of overdraft on accounts up to $50 million.

Debt Covenants

Emera and its subsidiaries have debt covenants associated with their credit facilities. Covenants are tested regularly and the Company is in compliance with covenant requirements. Emera’s significant covenants are listed below:

As at
	Financial Covenant	Requirement	December 31, 2016
Emera
Syndicated credit facilities	Debt to capital ratio	Less than or equal to 0.70 to 1	0.62:1

Recent Financing Activity

Emera

On December 13, 2016, Emera's Series H $250 million 2.96% medium-term notes matured and were repaid.

Emera – TECO Energy Acquisition Related Capital Market Transactions

U.S. Notes

On June 16, 2016, Emera US Finance LP, a limited partnership financing subsidiary, wholly owned directly and indirectly by Emera, completed the issuance of $3.25 billion USD senior unsecured notes (“U.S. Notes”) by way of private placement. The U.S. Notes were sold only to “qualified institutional buyers” under Rule 144A of the United States Securities Act of 1933, as amended (the “Securities Act”) and to non-U.S. persons under Regulation S of the Securities Act and were not offered for sale in Canada. The U.S. Notes are guaranteed by Emera and Emera US Holdings Inc., a wholly owned Emera subsidiary. The U.S. Notes bear interest semi-annually, in arrears, on June 15 and December 15 of each year, commencing on December 15, 2016. The U.S. Notes will not be listed on a securities exchange.

The U.S. Notes issued are as follows:

$500 million USD three year, 2.15 per cent Notes due 2019

$750 million USD five year 2.70 per cent Notes due 2021

$750 million USD ten year 3.55 per cent Notes due 2026

$1.25 billion USD thirty year 4.75 per cent Notes due 2046

In connection with the initial issuance of the U.S. Notes, Emera US Finance LP entered into a registration rights agreement with the initial purchasers of the U.S. Notes in which it undertook to offer to exchange the U.S. Notes for new notes, in an equal principal amount and under the same terms, registered under the Securities Act. On December 15, 2016, a registration statement on Form F-10/Form S-4 was declared effective by the United States Securities and Exchange Commission (the “SEC”). On January 17, 2017 the new notes were issued.

Hybrid Notes

On June 16, 2016, Emera completed the issuance of $1.2 billion USD unsecured, fixed-to-floating subordinated notes (“Hybrid Notes”). The Hybrid Notes were issued pursuant to a prospectus filed with the Nova Scotia Securities Commission (the “NSSC”) and a corresponding registration statement filed with the SEC under the United States / Canada Multijurisdictional Disclosure System. The Hybrid Notes will mature on June 15, 2076.  Emera will pay interest on the Hybrid Notes at a fixed rate of 6.75 per cent per year in equal semi-annual instalments on June 15 and December 15 of each year until June 15, 2026. Beginning on June 15, 2026, and on every quarter thereafter that the Hybrid Notes are outstanding until their maturity on June 15, 2076 (the “Interest Reset Date”), the interest rate on the Hybrid Notes will be reset. The Hybrid Notes are not currently listed and Emera does not intend to list them on any securities exchange or include them on any automated quotation system.

Beginning on June 15, 2026, and on every Interest Reset Date until June 15, 2046, the Hybrid Notes will be reset at an interest rate of the three month LIBOR plus 5.44 per cent, payable in arrears. Beginning on June 15, 2046, and on every Interest Reset Date until June 15, 2076, the Hybrid Notes will be reset at an interest rate of the three-month LIBOR plus 6.19 per cent, payable in arrears.

Emera may elect, at its sole option, to defer the interest payable on the Hybrid Notes on one or more occasions for up to five consecutive years. Deferred interest will accrue, compounding on each subsequent interest payment date, until paid. Additionally, on or after June 15, 2026, Emera may, at its option, redeem the Hybrid Notes, at a redemption price equal to 100 per cent of the principal amount, together with accrued and unpaid interest.

Canadian Notes

On June 16, 2016, Emera completed the issuance of $500 million senior unsecured notes (“Canadian Notes”). The Canadian Notes were issued with a seven-year term to maturity and bear interest at a rate of 2.90 per cent.  The notes will bear interest semi-annually in arrears on June 16 and December 16 of each year, commencing on December 16, 2016. The Canadian Notes will not be listed on a securities exchange.

The proceeds of the U.S. Notes, Hybrid Notes and Canadian Notes offerings were used to partially finance the purchase price for the Acquisition.  Proceeds of the offerings, not otherwise required to complete the Acquisition, have been used for general corporate purposes.

NSPI

On April 28, 2016, NSPI increased its committed syndicated revolving bank line of credit to $600 million from $500 million. The increase will support ongoing business requirements and general corporate purposes.

On May 27, 2016, NSPI increased its commercial paper program to $500 million from $400 million, of which the full amount outstanding is backed by NSPI’s operating credit facility referred to above. The amount of commercial paper issued results in an equal amount of its operating credit facility being considered drawn and unavailable.

ECI

On November 29, 2016, ECI completed a senior, secured floating rate, non-revolving term loan of $150 million USD. The loan is for a five year term and matures on November 29, 2021. Interest is due semi-annually and is based on 6 month LIBOR plus 4.08 per cent weighted average.

TECO Finance

On April 10, 2015, TECO Finance completed an offering of $250 million USD aggregate principal amount of floating rate notes due 2018 (“the 2018 Notes”), which are guaranteed by TECO Energy. The 2018 Notes were sold at par and mature on April 10, 2018. The 2018 Notes bear interest at a floating rate that is reset quarterly based on the three-month LIBOR plus 60 basis points. The 2018 Notes are not subject to redemption prior to maturity. The 2018 Notes are effectively subordinated to existing and future liabilities of TECO Energy’s subsidiaries to their respective creditors, and also are effectively subordinated to any secured debt that TECO Finance and TECO Energy incur to the extent of the value of the assets securing that indebtedness.

Tampa Electric

On May 20, 2015, TEC completed an offering of $250 million USD aggregate principal amount of 4.20 per cent notes due May 15, 2045.

Long-Term Debt Maturities

As at December 31, long-term debt maturities, including capital lease obligations, for each of the next five years and in aggregate thereafter are as follows:

millions of Canadian dollars	2017	2018	2019	2020	2021	Thereafter	Total
Emera	$-	$-	$225	$30	$-	$2,111	$2,366
Emera US Finance LP	-	-	671	-	1,007	2,686	4,364
TECO Energy	-	409	67	-	643	2,443	3,562
TECO Finance	403	335	-	403	-	-	1,141
NSPI	-	-	95	264	-	1,965	2,324
Emera Maine	33	6	32	40	-	269	380
EBP	-	-	248	-	-	-	248
GBPC	11	12	12	40	11	44	130
BLPC and ECI	29	29	30	58	26	110	282
Total	$476	$791	$1,380	$835	$1,687	$9,628	$14,797